Dividend per common share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividend per common share
20 Dividend per common share
Final dividend 2019
At the Annual General Meeting of Shareholders currently scheduled for May 15, 2020, the Executive Board will, in line with its earlier announcement and absent a further significant deterioration of market circumstances, propose a final dividend for the year 2019 of EUR 0.16 per common share and EUR 0.004 per common share B, which has financial rights attached to it of 1/40th of a common share. After taking into account the interim dividend 2019 of EUR 0.15 per common share, this will result in a total 2019 dividend of EUR 0.31 per common share. After taking the interim dividend 2019 of EUR 0.00375 per common share B into account, this will result in a total 2019 dividend of EUR 0.00775 per common share B.
Interim dividend 2019
The interim dividend 2019 was paid in cash or stock at the election of the shareholder. Approximately 55% of holders of common shares elected to receive the cash dividend. The remaining 45% opted for stock dividend. The cash dividend amounted to EUR 0.15 per common share, the stock dividend amounted to one new Aegon common share for every 25 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 20, 2019. The interim dividend 2019 for common shares B amounted to 1/40 th
of the dividend paid on common shares.
To neutralize the dilutive effect of the 2019 interim dividend paid in shares, Aegon executed a program to repurchase 43,149,667 common shares. Between October 1, 2019, and November 8, 2019, these common shares were repurchased at an average price of EUR 3.89 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.
Final dividend 2018
At the Annual General Meeting of Shareholders on May 17, 2019 a final dividend was approved for the year 2018 of EUR 0.15 per common share payable in either cash or stock. After taking into account the interim dividend 2018 of EUR 0.14 per common share, which results in a total 2018 dividend of EUR 0.29 per common share. With respect to the common shares B, each of which has financial rights attached to it of 1/40 th
of a common share, the final dividend amounted to EUR 0.00375. After taking into account the interim dividend 2018 of EUR 0.0035 per common share B, which results in a total 2018 dividend of EUR 0.00725 per common share B. Approximately 55% of holders of common shares elected to receive the cash dividend. The remaining 45% opted for stock dividend. The final dividend was payable as of June 21, 2019. The stock dividend amounted to one new Aegon common share for every 28 common shares held. The stock dividend and cash dividend are approximately equal.

To neutralize the dilutive effect of the 2018 final dividend paid in shares, Aegon executed a share buyback program to repurchase 32,873,805 common shares. Between July 1, 2019 and August 2, 2019, these common shares were repurchased at an average price of EUR 4.52 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.
Interim dividend 2018
The interim dividend 2018 was paid in cash or stock at the election of the shareholder. Approximately 56% of holders of common shares elected to receive the cash dividend. The remaining 44% have opted for stock dividend. The cash dividend amounted to EUR 0.14 per common share, the stock dividend amounted to one new Aegon common share for every 37 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 21, 2018. The interim dividend 2018 for common shares B amounted to 1/40th of the dividend paid on common shares.
To neutralize the dilutive effect of the 2018 interim dividend paid in shares, Aegon executed a program to repurchase 24,133,950 common shares. Between October 1, 2018, and November 9, 2018, these common shares were repurchased at an average price of EUR 5.43 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.
Final dividend 2017
The Annual General Meeting of Shareholders on May 18, 2018, a final dividend was approved over the year 2017 of EUR 0.14 per common share payable in either cash or stock, related to the second half of 2017. Approximately 58% of holders of common shares elected to receive the cash dividend. The remaining 42% opted for stock dividend. The final dividend was payable as of June 22, 2018. The stock dividend amounted to one new Aegon common share for every 39 common shares held. The stock dividend and cash dividend are approximately equal.
To neutralize the dilutive effect of the 2017 final dividend paid in shares, Aegon executed a program to repurchase 21,954,140 common shares. Between July 2, 2018, and August 10, 2018, these common shares were repurchased at an average price of EUR 5.34 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.
Interim dividend 2017
The interim dividend 2017 was paid in cash or stock at the election of the shareholder. Approximately 57% of holders of common shares elected to receive the cash dividend. The remaining 43% have opted for stock dividend. The cash dividend amounted to EUR 0.13 per common share, the stock dividend amounted to one new Aegon common share for every 36 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 15, 2017. The interim dividend 2017 for common shares B amounted to 1/40th of the dividend paid on common shares.
To neutralize the dilutive effect of the 2016 final and 2017 interim dividend paid in shares, Aegon executed a program to repurchase 51,864,626 common shares. Between October 2, 2017, and December 15, 2017, these common shares were repurchased at an average price of EUR 5.0950 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.